Fees Summary	Aug. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 83,000
Previously Paid Amount	0.00
Total Fee Amount	11.46
Total Offset Amount	0.00
Net Fee	11.46
Narrative - Max Aggregate Offering Price	$ 83,000
Final Prospectus	true